Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
List of Particular Subsidiaries Principally Affect Results, Assets or Liabilities
All the subsidiaries of the Company are unlisted. The following list contains only the particulars of subsidiaries which principally affect the results, assets or liabilities of the Group.

Name of company	Place of establishment/ operation	Registered capital		Proportion of ownership interest held by the Company	Principal activity
China Southern Airlines Henan Airlines Company Limited (i)	PRC	RMB	6,000,000,000	60%	Airline transportation
Xiamen Airlines Company Limited (“Xiamen Airlines”) (i)	PRC	RMB	14,000,000,000	55%	Airline transportation
Chongqing Airlines Company Limited (i)	PRC	RMB	1,200,000,000	60%	Airline transportation
Shantou Airlines Company Limited (i)	PRC	RMB	280,000,000	60%	Airline transportation
Zhuhai Airlines Company Limited (i)	PRC	RMB	250,000,000	60%	Airline transportation
Guizhou Airlines Company Limited (i)	PRC	RMB	1,281,000,000	60%	Airline transportation
Guangzhou Nanland Air Catering Company Limited (ii)	PRC	RMB	240,000,000	70.50%	Air catering
Beijing Southern Airlines Ground Services Company Limited (i)	PRC	RMB	100,000,000	100%	Airport ground services
Nan Lung International Freight Limited	Hong Kong	HKD	3,270,000	51%	Freight services
Southern Airlines General Aviation Company Limited (“SAGA”) (i)&(iii)	PRC	RMB	1,000,000,000	57.88%	General aviation
SAIETC (i)	PRC	RMB	30,000,000	100%	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited (i)	PRC	RMB	469,848,400	100%	Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited (i)	PRC	RMB	10,000,000,000	100%	Airline transportation
Southern Airlines Freight and Logistics (Guangzhou) Co.,Ltd. (“SAFL”) (i)&(iv)	PRC	RMB	1,818,181,820	55%	Logistics operations
Shenyang Northern Aircraft Maintenance Co., Ltd. (“Shenyang Aircraft Maintenance”) (i)&(vii)	PRC	RMB	31,520,545	100%	Aircraft repair and maintenance services
Guangdong Southern Airline Pearl Aviation Services Company Limited (“Pearl Aviation Services”) (i)&(viii)	PRC	RMB	5,000,000	100%	Hotel management services
Southern Airlines Nansha Finance Leasing (Guangzhou) Co.,Ltd. (i)	PRC	RMB	2,000,000,000	100%	Leasing services

(i)	These subsidiaries are PRC limited liability companies.
(ii)	This subsidiary is a sino-foreign equity joint venture company established in the PRC.
(iii)	SAGA

Financial Information Related to Acquisition
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on
acquisition
RMB million
Non-current assets	153
Current assets	77
Current liabilities	(155)

Total net identifiable assets	75

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(63)
Cash and cash equivalents acquired	69

Net cash inflow	6

Summary of Group's Non-controlling Interests and Total Equity Attributable to Equity Shareholders
The above transactions had the following effect on the Group’s non-controlling
interests and total equity attributable to equity shareholders of the Company:

RMB million
Cash consideration received:
- Partial disposal of equity interests to third parties	332
- Capital injection from third parties	510
Less: Portion of net assets of SAGA disposed	667

Other reserves in equity	175

Shenyang Northern Aircraft Maintenance Co Ltd [member]
Statement [LineItems]
Financial Information Related to Acquisition
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Non-current assets	31
Current assets	41
Non-current liabilities	(6)
Current liabilities	(3)

Total net identifiable assets	63

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(14)
Cash and cash equivalents acquired	26

Net cash inflow	12

Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Statement [LineItems]
Financial Information Related to Acquisition
The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Non-current assets	19
Current assets	252
Current liabilities	(257)

Total net identifiable assets	14

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(9)
Cash and cash equivalents acquired	173

Net cash inflow	164

Xiamen Airlines Company Limited [member]
Statement [LineItems]
Financial Information Related to Subsidiary with Material non-controlling Interests
Set out below are the summarized financial information for Xiamen Airlines.

	2020	2019
	RMB million	RMB million
Non-controlling interests percentage	45%	45%
Current assets	2,292	3,010
Non-current assets	50,975	53,855
Current liabilities	(16,033)	(15,494)
Non-current liabilities	(18,431)	(22,233)
Net assets	18,803	19,138
Carrying amount of non-controlling interests	8,809	9,003
Revenue	20,675	32,612
(Loss)/profit for the year	(181)	784
Total comprehensive income	(304)	798
(Loss)/profit allocated to non-controlling interests	(109)	350
Dividend paid to non-controlling interests	31	45
Net cash generated from operating activities	4,268	8,259
Net cash used in investing activities	(1,430)	(1,990)
Net cash used in financing activities	(3,201)	(6,097)

Southern Airlines Freight and Logistics Guangzhou Co Ltd [member]
Statement [LineItems]
Financial Information Related to Subsidiary with Material non-controlling Interests	-
Set out below are the summarized financial information for SAFL (Note23(iv)).

2020
RMB million
Non-controlling interests percentage	45%
Current assets	8,479
Non-current assets	732
Current liabilities	(2,708)
Non-current liabilities	(112)
Net assets	6,391
Carrying amount of non-controlling interests	2,892
Revenue	15,397
Profit for the year	4,013
Total comprehensive income	4,013
Profit allocated to non-controlling interests	16
Dividend paid to non-controlling interests	2
Net cash generated from operating activities	5,241
Net cash used in investing activities	(1,468)
Net cash generated from financing activities	1,122

Summary of Group's Non-controlling Interests and Total Equity Attributable to Equity Shareholders
The above transactions had the following effect on the Group’s non-controlling
interests and total equity attributable to equity shareholders of the Company:

RMB million
Cash consideration received:
- Capital injection from third parties	3,355
Less: Portion of net assets of SAFL disposal	2,830

Other reserves in equity	525

Guangzhou Baiyun International Logistic Company Limited [member]
Statement [LineItems]
Summary of Group's Non-controlling Interests and Total Equity Attributable to Equity Shareholders
The above transactions had the following effect on the Group’s non-controlling
interests and total equity attributable to equity shareholders of the Company:

RMB million
Cash consideration paid	260
Less: Portion of net assets of Baiyun Logistic acquired	105

Other reserves in equity	155